Consolidated Statement of Financial Position - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Furniture, fixtures and equipment	$ 12,162,000	$ 13,460,000
Intangible assets	115,444,000	118,620,000
Goodwill	421,578,000	421,578,000
Investments in associates and joint ventures	35,060,000	5,517,000
Other financial assets	2,025,000	1,857,000
Deferred tax asset	944,000	958,000
Total non-current assets	587,213,000	561,989,000
Current assets
Trade receivables	37,468,000	31,072,000
Other receivables	7,123,000	7,865,000
Prepayments	14,372,000	2,166,000
Other financial assets	1,254,000
Cash and cash equivalents	177,873,000	33,207,000
Total current assets	238,090,000	74,311,000
TOTAL ASSETS	825,303,000	636,300,000
Equity
Share capital	22,012,000	19,025,000
Other paid in capital	716,700,000	557,506,000
Retained earnings	36,432,000	5,366,000
Foreign currency translation reserve	316,000	1,605,000
Equity attributed to equity holders of the parent	775,460,000	583,503,000
Non-controlling interests
Total Equity	775,460,000	583,503,000
Non-current liabilities
Finance lease liabilities and other loans	2,271,000	4,032,000
Deferred tax liabilities	13,358,000	11,828,000
Other non-current liabilities	212,000	87,000
Total non-current liabilities	15,841,000	15,947,000
Current liabilities
Trade and other payables	17,957,000	21,401,000
Finance lease liabilities and other loans	2,490,000	2,073,000
Income tax payable	1,920,000	3,709,000
Deferred revenue	1,932,000	1,472,000
Other current liabilities	9,701,000	8,195,000
Total current liabilities	34,002,000	36,850,000
Total liabilities	49,843,000	52,797,000
TOTAL EQUITY AND LIABILITIES	$ 825,303,000	$ 636,300,000